Supplement Dated May 28, 2013
To The Current Prospectus and Statement of Additional Information For:

ING Rollover ChoiceSM – NY Variable Annuity Contracts

Issued by ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2009, as amended, and any subsequent supplements thereto. Please read it carefully and keep it with your current Contract Prospectus and SAI for future reference.

NOTICE OF AND IMPORTANT INFORMATION REGARDING A FUND SUBSTITUTION

The following information directly below only affects you if you currently invest in the subaccount that corresponds to the Fidelity® VIP Contrafund® Portfolio.

The Securities and Exchange Commission issued an order to permit the ReliaStar Life Insurance Company of New
York and its Separate Account NY-B to replace, effective on or about July 12, 2013 (the “Substitution Effective
Date”), the Fidelity® VIP Contrafund® Portfolio (“Replaced Fund”) with the ING Large Cap Growth Portfolio
(“Substitute Fund”).

The following lists important information regarding the upcoming fund substitution:
· Prior to the Substitution Effective Date, and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in the Replaced Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).
· On the Substitution Effective Date, your investment in the subaccount that invests in the Replaced Fund will automatically become an investment in the subaccount that invests in the Substitute Fund with an equal total net asset value.
· You will not incur any fees or charges or any tax liability because of the substitution, and your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.
· The overall expenses of the Substitute Fund are less than the overall expenses of the Replaced Fund. The fees and expenses of the Substitute Fund are more fully described in the Substitute Fund’s summary prospectus.
· The investment objective and policies of the Substitute Fund are similar to the investment objective and policies of the Replaced Fund. The investment objective of the Substitute Fund, along with information about the Substitute Fund’s investment adviser/subadviser, are more fully described in the Substitute
Fund’s summary prospectus.
· Prior to the Substitution Effective Date you will be sent a fund summary prospectus for the Substitute
Fund. Read this summary prospectus carefully before deciding what to do with amounts allocated to the
Subaccount that invests in the Substitute Fund. If you have not received one, or if you need another copy, please contact our Customer Service Center at 1-800-366-0066.
· After the Substitution Effective Date, the subaccount investing in the Replaced Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.

X.139695-13GW	Page 1 of 9	May 2013

IMPORTANT INFORMATION REGARDING THE COMPANY

The first two paragraphs under the heading “ReliaStar Life Insurance Company of New York” in the
Prospectus and the entire disclosure under the heading “Description of ReliaStar Life Insurance Company of
New York” in the SAI are deleted and replaced with the following:

ReliaStar Life Insurance Company of New York (“RLNY”) is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. RLNY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until May 7, 2013, ReliaStar was a wholly owned indirect subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company, based in The Netherlands.
The obligations under the Contract are solely the responsibility of RLNY.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc.
and its subsidiaries, including RLNY (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013, ING completed an initial public offering (“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of
2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

The following table reflects investment portfolio name changes since the date of your last prospectus supplement.

Fund Name Changes
Former Fund Name	New Fund Name
ING Invesco Van Kampen Comstock Portfolio	ING Invesco Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Invesco Equity and Income Portfolio
ING Pioneer Fund Portfolio	ING Multi-Manager Large Cap Core Portfolio

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the investment portfolios listed below may leave their contract value in these investments.

Closed Investment Portfolios
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	ING Large Cap Growth Portfolio (Class S)
ING Growth and Income Portfolio (Class S)	ING PIMCO Total Return Portfolio (Class S)

Open Investment Portfolios

The following chart lists the mutual funds (“Funds”) that are, effective May 1, 2013, available through the contract, along with each Fund’s investment adviser/subadviser and investment objective. During the accumulation phase, you may allocate your premium payments and contract value to any of the Funds available under the contract. More detailed information about these Funds can be found in the current prospectus and Statement of Additional
Information for each Fund.

The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the Funds carefully before investing. Please refer to the Fund prospectuses for additional information. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds.
Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution,

X.139695-13GW	Page 2 of 9	May 2013

the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge by contacting our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800)
366-0066, by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the Funds available through your contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

Fund Name
Investment Adviser/ Subadviser		Investment Objective(s)

Fidelity® VIP Equity-Income Portfolio (Service Class 2)		Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to achieve
Investment Adviser: Fidelity Management & Research		a yield which exceeds the composite yield on the
Company (“FMR”)		securities comprising the S&P 500® Index.
Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers

Franklin Small Cap Value Securities Fund (Class 2)		Seeks long-term total return. Under normal market
conditions, the fund invests at least 80% of its net
Investment Adviser: Franklin Advisory Services, LLC		assets in investments of small capitalization
companies.

ING American Century Small-Mid Cap Value Portfolio		Seeks long-term capital growth; income is a
(Class S)		secondary objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment
Management, Inc.

ING American Funds International Portfolio		Seeks to provide you with long-term growth of
capital.
Investment Adviser to the Portfolio: ING Investments,
LLC

Investment Adviser to Master Funds: Capital
Research and Management CompanySM

ING Balanced Portfolio (Class S)		Seeks total return consisting of capital appreciation
(both realized and unrealized) and current income;
Investment Adviser: ING Investments, LLC		the secondary investment objective is long-term
Subadviser: ING Investment Management Co. LLC		capital appreciation.

ING Baron Growth Portfolio (Class S)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.

ING BlackRock Inflation Protected Bond Portfolio		A non-diversified Portfolio that seeks to maximize
(Class S)		real return, consistent with preservation of real
capital and prudent investment management.
Investment Adviser: Directed Services LLC

Subadviser: BlackRock Financial Management, Inc.

X.139695-13GW	Page 3 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser		Investment Objective(s)
ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.
(Class S)
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC

ING Bond Portfolio		Seeks to provide maximum total return through
income and capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Clarion Global Real Estate Portfolio (Class S)		Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC
Subadviser: CBRE Clarion Securities LLC

ING Columbia Contrarian Core Portfolio (Class S)		Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment
Advisers, LLC

ING DFA World Equity Portfolio (Class S)		Seeks long-term capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Dimensional Fund Advisors LP

ING Franklin Templeton Founding Strategy Portfolio		Seeks capital appreciation and secondarily,
(Class S)		income.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Mutual Advisers, LLC

ING Global Bond Portfolio (Class S)		Seeks to maximize total return through a
combination of current income and capital
Investment Adviser: Directed Services LLC		appreciation.
Subadviser: ING Investment Management Co. LLC

ING Growth and Income Portfolio (Class ADV)		Seeks to maximize total return through
investments in a diversified portfolio of common
Investment Adviser: ING Investments, LLC		stocks and securities convertible into common
Subadviser: ING Investment Management Co. LLC		stocks. It is anticipated that capital appreciation
and investment income will both be major factors
in achieving total return.

ING Index Plus LargeCap Portfolio (Class S)		Seeks to outperform the total return performance
of the S&P 500 Index, while maintaining a market
Investment Adviser: ING Investments, LLC		level of risk.
Subadviser: ING Investment Management Co. LLC

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Fund Name
Investment Adviser/ Subadviser		Investment Objective(s)
ING Index Plus MidCap Portfolio (Class S)		Seeks to outperform the total return performance
of the Standard and Poor’s MidCap 400 Index,
Investment Adviser: ING Investments, LLC		while maintaining a market level of risk.
Subadviser: ING Investment Management Co. LLC

ING Index Plus SmallCap Portfolio (Class S)		Seeks to outperform the total return performance
of the Standard and Poor’s SmallCap 600 Index,
Investment Adviser: ING Investments, LLC		while maintaining a market level of risk.
Subadviser: ING Investment Management Co. LLC

ING Intermediate Bond Portfolio (Class S)		Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC		through investments in a diversified portfolio
Subadviser: ING Investment Management Co. LLC		consisting primarily of debt securities. It is
anticipated that capital appreciation and
investment income will both be major factors in
achieving total return.

ING International Index Portfolio (Class S)		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and income)
Subadviser: ING Investment Management Co. LLC		of a widely accepted international index.

ING International Value Portfolio (Class S)		Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Invesco Comstock Portfolio (Class S)		Seeks capital growth and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

ING Invesco Equity and Income Portfolio (Class S)		Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

ING JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.
(Class S)
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

ING JPMorgan Mid Cap Value Portfolio (Class S)		Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

X.139695-13GW	Page 5 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser		Investment Objective(s)

ING Large Cap Growth Portfolio (Class ADV)		Seeks high level of current income consistent with
Investment Adviser: Directed Services LLC		the preservation of capital and liquidity.
Subadviser: ING Investment Management Co. LLC

ING Liquid Assets Portfolio (Class S)		Seeks high level of current income consistent with
Investment Adviser: Directed Services LLC		the preservation of capital and liquidity.
Subadviser: ING Investment Management Co. LLC

ING MFS Total Return Portfolio (Class S)		Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC		consistent with the prudent employment of capital
Subadviser: Massachusetts Financial Services Company		and secondarily, seeks reasonable opportunity for
growth of capital and income.

ING MFS Utilities Portfolio (Class S)		Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services Company

ING MidCap Opportunities Portfolio (Class S)		Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Multi-Manager Large Cap Core Portfolio (Class S)		Seeks reasonable income and capital growth.
Investment Adviser: Directed Services LLC
Subadvisers: Columbia Management Investment
Advisers, LLC and The London Company of Virginia
d/b/a The London Company

ING Oppenheimer Global Portfolio (Class S)		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio (Class S)		Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC		management.
Subadviser: Pacific Investment Management Company
LLC

ING PIMCO Total Return Bond Portfolio (Class S)		Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC		management.
Subadviser: Pacific Investment Management Company
LLC

X.139695-13GW	Page 6 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser		Investment Objective(s)

ING Pioneer Mid Cap Value Portfolio (Class S)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

ING RussellTM Large Cap Growth Index Portfolio		Seeks investment results (before fees and
(Class S)		expenses) that correspond to the total return
(which includes capital appreciation and income)
Investment Adviser: ING Investments, LLC		of the Russell Top 200® Growth Index.
Subadviser: ING Investment Management Co. LLC

ING Small Company Portfolio (Class S)		Seeks growth of capital primarily through
investment in a diversified portfolio of common
Investment Adviser: ING Investments, LLC		stocks of companies with smaller market
Subadviser: ING Investment Management Co. LLC		capitalizations.

ING SmallCap Opportunities Portfolio (Class S)		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING Solution 2015 Portfolio (Class S)		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted at retirement in
Subadviser: ING Investment Management Co. LLC		approximately 2015. On the Target Date, the
Portfolio’s investment objective will be to seek to
provide a combination of total return and stability
of principal consistent with an asset allocation
targeted to retirement.

ING Solution 2025 Portfolio (Class S)		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted at retirement in
Subadviser: ING Investment Management Co. LLC		approximately 2025. On the Target Date, the
Portfolio’s investment objective will be to seek to
provide a combination of total return and stability
of principal consistent with an asset allocation
targeted to retirement.

ING Solution 2035 Portfolio (Class S)		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted at retirement in
Subadviser: ING Investment Management Co. LLC		approximately 2035. On the Target Date, the
Portfolio’s investment objective will be to seek to
provide a combination of total return and stability
of principal consistent with an asset allocation
targeted to retirement.

X.139695-13GW	Page 7 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser		Investment Objective(s)

ING Solution 2045 Portfolio (Class S)		Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted at retirement in
Subadviser: ING Investment Management Co. LLC		approximately 2045. On the Target Date, the
Portfolio’s investment objective will be to seek to
provide a combination of total return and stability
of principal consistent with an asset allocation
targeted to retirement.

ING Solution Income Portfolio (Class S)		Seeks to provide a combination of total return and
stability of principal consistent with an asset
Investment Adviser: Directed Services LLC		allocation targeted to retirement.
Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and
(Class S)		capital appreciation, both realized and unrealized)
consistent with preservation of capital.
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Growth Portfolio (Class S)		Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Moderate Portfolio (Class S)		Seeks to provide total return (i.e., income and
capital appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING T. Rowe Price Capital Appreciation Portfolio		Seeks, over the long-term, a high total investment
(Class S)		return, consistent with the preservation of capital
and with prudent investment risk.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Diversified Mid Cap Growth		Seeks long-term capital appreciation.
Portfolio (Class S)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio (Class S)		Seeks substantial dividend income as well as long-
term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

X.139695-13GW	Page 8 of 9	May 2013

Fund Name
Investment Adviser/ Subadviser		Investment Objective(s)

ING T. Rowe Price Growth Equity Portfolio (Class S)		Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price International Stock Portfolio		Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING Templeton Foreign Equity Portfolio (Class S)		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC

ING U.S. Bond Index Portfolio (Class S)		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and income)
Subadviser: ING Investment Management Co. LLC		of the Barclays Capital U.S. Aggregate Bond
Index.

ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio* (Class S)		Seeks investment returns that closely correspond
to the price and yield performance (before fees and
Investment Adviser: ING Investments, LLC		expenses) of the WisdomTreeSM Global High-
Yielding Equity Index.
Subadviser: ING Investment Management Co. LLC

* WisdomTreeSM is a service mark of WisdomTree
Investments

** Effective July 12, 2013, this fund will change its name
to ING Global Value Advantage Portfolio, and at that
time will change its investment objective to: Seeks
long-term growth of capital and current income.

Oppenheimer Main Street Small Cap Fund® /VA		The Fund seeks capital appreciation.
(Service Shares)

Investment Adviser: OppenheimerFunds, Inc.

PIMCO VIT Real Return Portfolio (Administrative		Seeks maximum real return, consistent with
Class)		preservation of real capital and prudent investment
management.
Investment Adviser: Pacific Investment Management
Company LLC (PIMCO)

Pioneer Equity Income VCT Portfolio (Class II)		Seeks current income and long-term growth of
capital from a portfolio consisting primarily of
Investment Adviser: Pioneer Investment Management,		income producing equity securities of U.S.
Inc.		corporations.

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